[LOGO]     MUTUAL FUNDS
           FOR PEOPLE                                      [EDUCATION]
           WHO PAY
           TAXES-Registered Trademark-


              Annual Report March 31, 2000



                                  EATON VANCE
                                    NATIONAL
[CAR ON STREET]                 LIMITED MATURITY
                                   MUNICIPALS
                                      FUND

                                                            [SEAL]




[BRIDGE]

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND as of March 31, 2000
-------------------------------------------------------------------------------
L E T T E R   T O   S H A R E H O L D E R S
-------------------------------------------------------------------------------

                  Eaton Vance National Limited Maturity Municipals Fund,
[PHOTO]           Class A, had a total return of -1.68% for the year ended
                  March 31, 2000. That return was the result of a decrease in
Thomas J. Fetter  net asset value (NAV) to $9.79 on March 31, 2000 from $10.49
President         on March 31, 1999, and the reinvestment of $0.525 in dividends exempt from regular federal income tax.(1)

Class B shares had a total return of -2.46% for the year ended March 31, 2000, the result of a decrease in NAV to $9.79 from $10.49, and the reinvestment of $0.445 in dividends exempt from regular federal income tax.(1)

Class C shares had a total return of -2.57% for the year ended March 31, 2000, the result of a decline in NAV to $9.16 from $9.82, and the reinvestment of $0.410 in dividends exempt from regular federal income tax.(1)

Based on the Fund's most recent dividends and net asset values of $9.79, $9.79, and $9.16, the Fund's Class A, B and C shares had distribution rates of 5.34%, 4.54%, and 4.47%, respectively, at March 31, 2000.2 The distribution rates of Classes A, B and C are equivalent to taxable rates of 8.84%, 7.52% and 7.40%, respectively.(3)

SEC 30-day yields for Classes A, B, and C shares were 4.94%, 4.32%, and 4.22%, respectively, at March 31, 2000.4 The SEC 30-day yields of Classes A, B and C are equivalent to taxable yields of 8.18%, 7.15% and 6.99%, respectively.(3)

Municipal bonds finance vital
public projects while providing
relief to tax-weary investors...

Through their purchases of municipal bonds, investors provide financing for a broad array of vital public works, including those for transportation facilities, highway construction and industrial development. These projects not only improve our quality of life, but also promote private enterprise and create new jobs.

Adding to their unique role, municipal bonds are among the few tax-advantaged vehicles remaining for investors. Eaton Vance National Limited Maturity Municipals Fund will continue its traditional investment pursuit: maintaining a portfolio of primarily investment-grade quality, intermediate-term bonds with competitive levels of tax-exempt income. Our goal remains to provide excellent income opportunities for today's tax-burdened investors.

                             Sincerely,

                             /s/ Thomas J. Fetter

                             Thomas J. Fetter
                             President
                             May 10, 2000


Fund Information
as of March 31, 2000

Performance(5)                                      Class A   Class B   Class C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                              -1.68%   -2.46%    -2.57
Five Years                                              N.A.    3.56      3.32
Life of Fund+                                          4.59     4.23      2.76

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                              -3.88%   -5.26%    -3.50%
Five Years                                              N.A.    3.56      3.32
Life of Fund+                                          4.29     4.23      2.76
+Inception dates: Class A: 6/27/96; Class B: 5/22/92; Class C: 12/8/93

Five Largest Sector Weightings(6)

Escrowed/Prerefunded                       17.1%
Industrial Development Bonds           12.0%
Cogeneration                       8.0%
General Obligations               7.6%
Hospital                          7.3%


Federal income tax information on distributions. For federal income tax purposes, 99.62% of the total dividends paid by the Fund from net investment income during the year ended March 31, 2000 was designated as an exempt-interest dividend.

(1) These returns do not include the 2.25% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B or C shares. A portion of the Fund's income may be subject to federal income and/or federal alternative minimum tax. Income may be subject to state tax. (2) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (3) Taxable-equivalent figures assume maximum 39.6% federal income tax rate. A lower rate would result in lower tax-equivalent figures. (4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. Class C 1-year SEC return reflects 1% CDSC. (6) Five largest sector weightings account for 52.0% of the Portfolio's investments, determined by dividing the total market value of the holdings by the total investments of the Portfolio. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


                                       2
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EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND as of March 31, 2000
-------------------------------------------------------------------------------
M A N A G E M E N T   D I S C U S S I O N
-------------------------------------------------------------------------------

                    AN INTERVIEW WITH
[PHOTO]             WILLIAM H. AHERN,
                    PORTFOLIO MANAGER OF
William H. Ahern    EATON VANCE NATIONAL LIMITED
Portfolio Manager   MATURITY MUNICIPALS FUND.

                    Q: Bill, the fixed-income markets featured a good deal of volatility in the past year. What contributed to this volatile climate?

A: There were several factors. First, the Federal Reserve's actions have pushed interest rates significantly higher, with the greatest impact on the short-term and intermediate-term segments of the market. Second, the investment climate has been made more difficult by the inversion of the yield curve. That is, short-term bond yields have risen more than long-term yields. This inversion was not seen in the municipal market, but shifts in the Treasury curve impact supply and demand in the municipal market. Finally, the stock market rallied through much of the period, creating a difficult competitive environment for fixed-income investments, including the municipal market.

Q:   What brought about the inversion of the yield curve?

A: The Federal Reserve has been relentless in its fight against potential inflation, raising short-term rates five times in the past year. The Fed's actions have resulted in sharply higher short-term rates. However, investors in LONGER-TERM bonds have applauded the Fed's efforts because inflation poses the greatest threat to longer-duration investments. As a result, interest rates have risen less at the longer-end of the yield curve.

     In addition, the Treasury department has indicated plans to selectively buy back longer-term bonds, which will significantly limit supply. That specter has further accentuated the inversion of the curve. Five-year municipal yields rose from 3.90% on March 31, 1999 to 4.98% on March 31, 2000, a rise of 108 basis points (1.08%). In contrast, thirty-year municipal yields rose from 5.21% to 5.88%, a rise of just 67 basis points (.67%).

Q:   How have you structured the Portfolio in that difficult environment?

A: Escrowed bonds - bonds that have been pre- refunded in anticipation of their call date and backed by Treasury bonds - remained the Portfolio's largest sector weighting at March 31, constituting 17.1% of the Portfolio. The next

Portfolio Quality Weightings(1)
--------------------------------------------------------------------------------

[PIE CHART]

Portfolio Overview(1)
--------------------------------------------------------------------------------
Number of Issues                    136
Average Rating                       A-
Duration                       6.5 Yrs.
Effective Maturity            10.3 Yrs.
Average Call                   6.9 Yrs.
Average Dollar Price             $95.37

(1)Because the Fund is actively managed, Portfolio Quality Ratings and Portfolio Overview are subject to change. In the opinion of management, 10.1% of the non-rated portion (32.7%) of the Portfolio would, if rated, warrant an investment-grade rating.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.


                                       3
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EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND as of March 31, 2000
-------------------------------------------------------------------------------
M A N A G E M E N T   D I S C U S S I O N  C O N T ' D
-------------------------------------------------------------------------------

     largest weighting consisted of industrial development revenue bonds (IDB), which represented 12.0% of the Portfolio. Cogeneration bonds followed, at 8.0% of the Portfolio.

Q: Escrowed bonds were the Portfolio's largest concentration. Why have you found them attractive?

A: Escrowed bonds are those which have been pre-refunded by their issuers and are valued by investors for their perceived quality and relative high income. Issued when prevailing interest rates were much higher, they tend to carry very attractive coupons. Because they are backed by Treasury bonds, they are deemed to be of the very highest quality. Finally, because they are escrowed to their nearest call date, their prices tend to be more stable. Thus, they can be an excellent defensive investment, especially in a volatile climate such as we've just been through.

Q: Industrial development revenue bonds were again a major focus of the Portfolio. Where were you invested?

A: The Portfolio's IDB holdings were diversified along a broad range of industries and locales and included projects for some nationally recognized companies. The Portfolio's bonds


--------------------------------------------------------------------------------
Your Investment at Work
---------------------------------------------------------
     Connecticut Airport
     Bradley International Airport

- These bonds were issued to finance the the costs of terminal and maintenance facility expansion at Bradley International Airport in Windsor Locks. Expansion of gates and parking facilities is scheduled for completion in 2003.
- Passenger traffic at Bradley increased 21% in March over the same period a year ago. The surge is tied to the onset of service by Southwest Airlines. Delta Airlines plans to commence Bradley's first international service in June.
- The bond carries an attractive 7.40% coupon. This issue was representative of the Portfolio's efforts to find good income opportunities in higher-yielding bonds.
--------------------------------------------------------------------------------

     included such projects as a solid waste facility in Missouri for Proctor & Gamble; an expanded terminal in Colorado for American Airlines; and a facility in Connecticut for Frito-Lay. These bonds supported economic growth for industry while providing excellent income opportunities for investors.

Q: Cogeneration bonds were a fairly large investment. What sort of projects do they finance?

A: Cogeneration facilities use by-products of energy generation to create additional energy. A plant that creates electric energy will use the excess heat created by turbines to create steam energy. These newer technologies are considered environmentally friendly because they produce significantly fewer emissions.

     In addition, because they utilize what would otherwise be wasted, cogeneration facilities are generally more efficient than previous technologies and may produce large savings over the lifetime of a facility. For example, in Colver, Pennsylvania, a state Economic Devolopment Authority issue financed a 102-megawatt facility that generates electricity. The plant utilizes 552,000 tons annually of bituminous coal refuse left over from many years of coal mining in the region.

Q:   Did senior life care facilities continue to play a role in the Portfolio?

A: Yes. This sector remained a good source of tax-exempt income. In a rapidly aging nation, these projects have become increasingly popular in recent years. Typically, private rooms, meals, exercise and social activities are provided, as is the availability of medicare care, when needed. The needs of residents may vary widely, ranging from a high degree of independence to a more elaborate degree of care.

     The Portfolio focused on projects with proven concepts and on providers that are likely to remain among the leaders. From a credit standpoint, these are typically research-intensive, non-rated bonds. Utilizing our extensive


                                       4
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EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND as of March 31, 2000
-------------------------------------------------------------------------------
M A N A G E M E N T   D I S C U S S I O N  C O N T ' D
-------------------------------------------------------------------------------

     research capabilities in the non-rated segment of the municipal market, we have been able to find some excellent, higher-yielding opportunities in these sectors.

Q:   Bill, what is your outlook for the municipal market in the coming year?

A: I believe that the outlook for municipal bonds is generally favorable. While the economy continues to grow, increases in productivity, global competition and the continued vigilance of the Federal Reserve are helping to keep inflation under control. Over the short-term, of course, we can't rule out the possibility of further Fed rate hikes. That would create some temporary hurdles. However, over the longer-term, with the likelihood of increasing budget surpluses at the Federal level and the pay-down of long-term debt, there is room for optimism about intermediate-term bonds.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND CLASS B VS. THE LEHMAN
BROTHERS 7-YEAR MUNICIPAL BOND INDEX

JUNE 31, 1992 - MARCH 31, 2000

         Date      Natl Limited     Lehman Index
        5/31/92      $10,000          $10,000
        6/30/92      $10,120          $10,159
        7/31/92      $10,459          $10,462
        8/31/92      $10,327          $10,354
        9/30/92      $10,391          $10,438
       10/31/92      $10,274          $10,368
       11/30/92      $10,517          $10,522
       12/31/92      $10,613          $10,608
        1/31/93      $10,722          $10,763
        2/28/93      $11,041          $11,093
        3/31/93      $10,905          $10,947
        4/30/93      $10,983          $11,015
        5/31/93      $11,031          $11,048
        6/30/93      $11,157          $11,250
        7/31/93      $11,180          $11,252
        8/31/93      $11,344          $11,451
        9/30/93      $11,441          $11,577
       10/31/93      $11,464          $11,607
       11/30/93      $11,391          $11,505
       12/31/93      $11,549          $11,716
        1/31/94      $11,652          $11,840
        2/28/94      $11,465          $11,583
        3/31/94      $11,134          $11,274
        4/30/94      $11,193          $11,356
        5/31/94      $11,258          $11,413
        6/30/94      $11,224          $11,392
        7/31/94      $11,357          $11,553
        8/31/94      $11,381          $11,613
        9/30/94      $11,281          $11,502
       10/31/94      $11,171          $11,387
       11/30/94      $11,023          $11,221
       12/31/94      $11,180          $11,391
        1/31/95      $11,369          $11,604
        2/28/95      $11,556          $11,866
        3/31/95      $11,627          $11,989
        4/30/95      $11,635          $12,021
        5/31/95      $11,821          $12,341
        6/30/95      $11,780          $12,330
        7/31/95      $11,880          $12,487
        8/31/95      $11,965          $12,634
        9/30/95      $12,029          $12,683
       10/31/95      $12,117          $12,793
       11/30/95      $12,228          $12,934
       12/31/95      $12,279          $13,003
        1/31/96      $12,368          $13,129
        2/29/96      $12,302          $13,084
        3/31/96      $12,151          $12,956
        4/30/96      $12,133          $12,932
        5/31/96      $12,113          $12,913
        6/30/96      $12,149          $13,012
        7/31/96      $12,201          $13,120
        8/31/96      $12,233          $13,127
        9/30/96      $12,351          $13,246
       10/31/96      $12,442          $13,388
       11/30/96      $12,647          $13,612
       12/31/96      $12,569          $13,570
        1/31/97      $12,538          $13,619
        2/28/97      $12,662          $13,732
        3/31/97      $12,553          $13,554
        4/30/97      $12,658          $13,624
        5/31/97      $12,803          $13,795
        6/30/97      $12,900          $13,927
        7/31/97      $13,133          $14,249
        8/31/97      $13,053          $14,149
        9/30/97      $13,163          $14,298
       10/31/97      $13,221          $14,383
       11/30/97      $13,296          $14,434
       12/31/97      $13,493          $14,610
        1/31/98      $13,669          $14,763
        2/28/98      $13,719          $14,777
        3/31/98      $13,747          $14,777
        4/30/98      $13,702          $14,691
        5/31/98      $13,852          $14,907
        6/30/98      $13,899          $14,949
        7/31/98      $13,905          $14,999
        8/31/98      $14,048          $15,227
        9/30/98      $14,132          $15,423
       10/31/98      $14,112          $15,445
       11/30/98      $14,125          $15,487
       12/31/98      $14,159          $15,520
        1/31/99      $14,250          $15,747
        2/28/99      $14,196          $15,657
        3/31/99      $14,200          $15,652
        4/30/99      $14,279          $15,689
        5/31/99      $14,250          $15,611
        6/30/99      $14,080          $15,386
        7/31/99      $14,088          $15,490
        8/31/99      $13,964          $15,455
        9/30/99      $13,917          $15,512
       10/31/99      $13,732          $15,446
       11/30/99      $13,826          $15,559
       12/31/99      $13,695          $15,498
        1/31/00      $13,557          $15,460
        2/29/00      $13,675          $15,523
        3/31/00      $13,852          $15,743

Performance**                                       Class A   Class B   Class C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                             -1.68%    -2.46%    -2.57
Five Years                                             N.A.     3.56      3.32
Life of Fund+                                         4.59      4.23      2.76

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                             -3.88%    -5.26%    -3.50%
Five Years                                             N.A.     3.56      3.32
Life of Fund+                                         4.29      4.23      2.76
+Inception dates: Class A: 6/27/96; Class B: 5/22/92; Class C: 12/8/93

* Source: TowersData, Bethesda, MD.

  The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index of intermediate-term municipal bonds. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class A shares on 6/27/96 at net asset value would have been worth $11,734 on March 31, 2000; $11,471, including the Fund's 2.25% maximum sales charge. An investment in the Fund's Class C shares on 12/8/93 at net asset value would have been worth $11,877 on March 31, 2000.

**Returns are calculated by determining the percentage change in net asset value
  (NAV) with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC 1-Year return for Class C reflects 1% CDSC.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2000
Assets
-----------------------------------------------------
Investment in National Limited Maturity
   Municipals Portfolio, at value
   (identified cost, $91,211,845)         $89,936,543
Receivable for Fund shares sold                44,702
-----------------------------------------------------
TOTAL ASSETS                              $89,981,245
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for Fund shares redeemed          $   447,818
Dividends payable                             195,600
Accrued expenses                               93,601
-----------------------------------------------------
TOTAL LIABILITIES                         $   737,019
-----------------------------------------------------
NET ASSETS                                $89,244,226
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $96,527,945
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (6,103,997)
Accumulated undistributed net
   investment income                           95,580
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                        (1,275,302)
-----------------------------------------------------
TOTAL                                     $89,244,226
-----------------------------------------------------

Class A Shares
-----------------------------------------------------
NET ASSETS                                $75,080,642
SHARES OUTSTANDING                          7,672,743
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      9.79
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 97.75 of $9.79)       $     10.02
-----------------------------------------------------
Class B Shares
-----------------------------------------------------
NET ASSETS                                $ 6,452,038
SHARES OUTSTANDING                            659,333
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      9.79
-----------------------------------------------------

Class C Shares
-----------------------------------------------------
NET ASSETS                                $ 7,711,546
SHARES OUTSTANDING                            842,241
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      9.16
-----------------------------------------------------

 On sales of $100,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
MARCH 31, 2000
Investment Income
-----------------------------------------------------
Interest allocated from Portfolio         $ 5,444,661
Expenses allocated from Portfolio            (564,379)
-----------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $ 4,880,282
-----------------------------------------------------

Expenses
-----------------------------------------------------
Trustees fees and expenses                $     2,502
Distribution and service fees
   Class A                                     93,077
   Class B                                     52,798
   Class C                                    100,136
Transfer and dividend disbursing agent
   fees                                        77,983
Registration fees                              59,799
Printing and postage                           26,060
Custodian fee                                  20,698
Legal and accounting services                  19,329
Miscellaneous                                  11,041
-----------------------------------------------------
TOTAL EXPENSES                            $   463,423
-----------------------------------------------------

NET INVESTMENT INCOME                     $ 4,416,859
-----------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  (125,180)
   Financial futures contracts                114,174
-----------------------------------------------------
NET REALIZED LOSS                         $   (11,006)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(5,689,135)
   Financial futures contracts                (33,132)
-----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(5,722,267)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(5,733,273)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(1,316,414)
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED      YEAR ENDED
IN NET ASSETS                             MARCH 31, 2000  MARCH 31, 1999
------------------------------------------------------------------------
From operations --
   Net investment income                  $    4,416,859  $    4,357,641
   Net realized gain (loss)                      (11,006)        372,695
   Net change in unrealized
      appreciation (depreciation)             (5,722,267)     (1,182,416)
------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $   (1,316,414) $    3,547,920
------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $   (3,798,298) $   (3,615,580)
      Class B                                   (255,520)       (307,519)
      Class C                                   (425,763)       (398,999)
   In excess of net investment income
      Class B                                     (4,101)             --
      Class C                                    (10,859)         (6,536)
------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $   (4,494,541) $   (4,328,634)
------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $    7,602,253  $    7,371,984
      Class B                                  1,785,208       2,345,291
      Class C                                  3,548,099       9,829,014
   Issued in reorganizations (see
      Note 8)
      Class A                                 14,683,269      12,949,960
      Class B                                  1,555,876              --
      Class C                                         --       7,722,266
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                  1,468,257       1,179,583
      Class B                                    122,091         187,434
      Class C                                    276,603         293,045
   Cost of shares redeemed
      Class A                                (16,114,691)    (13,891,191)
      Class B                                 (3,010,386)     (2,497,374)
      Class C                                 (6,552,453)     (6,547,691)
   Net asset value of shares exchanged
      Class A                                    594,717       6,070,355
      Class B                                   (594,717)     (6,070,355)
------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $    5,364,126  $   18,942,321
------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     (446,829) $   18,161,607
------------------------------------------------------------------------

                                          YEAR ENDED      YEAR ENDED
NET ASSETS                                MARCH 31, 2000  MARCH 31, 1999
------------------------------------------------------------------------
At beginning of year                      $   89,691,055  $   71,529,448
------------------------------------------------------------------------
AT END OF YEAR                            $   89,244,226  $   89,691,055
------------------------------------------------------------------------

Accumulated undistributed
net investement income
included in net assets
------------------------------------------------------------------------
AT END OF YEAR                            $       95,580  $      173,262
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                      CLASS A
                                  ------------------------------------------------
                                                YEAR ENDED MARCH 31,
                                  ------------------------------------------------
                                   2000(1)       1999         1998        1997(2)
----------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $10.490      $10.580      $10.070      $10.030
----------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------
Net investment income              $ 0.516      $ 0.519      $ 0.527      $ 0.393
Net realized and unrealized
   gain (loss)                      (0.692)      (0.090)       0.488        0.033(3)
----------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $(0.176)     $ 0.429      $ 1.015      $ 0.426
----------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------
From net investment income         $(0.524)     $(0.519)     $(0.505)     $(0.386)
----------------------------------------------------------------------------------
NET ASSET VALUE -- END OF YEAR     $ 9.790      $10.490      $10.580      $10.070
----------------------------------------------------------------------------------

TOTAL RETURN(4)                      (1.68)%       3.89%       10.50%        4.06%
----------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $75,081      $73,048      $59,992      $37,072
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                        1.03%        0.98%        0.99%        0.99%(5)
   Expenses after custodian
      fee reduction(5)                1.01%        0.97%        0.98%        0.97%(5)
   Net investment income              5.14%        4.96%        5.16%        5.14%(5)
Portfolio Turnover of the
   Portfolio                            27%          26%          41%          68%
----------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the start of business, June 27, 1996, to March 31, 1997.
 (3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (5)  Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             CLASS B
                                  -------------------------------------------------------------
                                                      YEAR ENDED MARCH 31,
                                  -------------------------------------------------------------
                                   2000(1)       1999        1998(1)       1997         1996
-----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $10.490      $10.580      $10.070      $10.170     $ 10.130
-----------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------
Net investment income              $ 0.438      $ 0.412      $ 0.454      $ 0.428     $  0.413
Net realized and unrealized
   gain (loss)                      (0.693)      (0.066)       0.488       (0.098)       0.040
-----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $(0.255)     $ 0.346      $ 0.942      $ 0.330     $  0.453
-----------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------
From net investment income         $(0.438)     $(0.436)     $(0.432)     $(0.430)    $ (0.413)
In excess of net investment
   income                           (0.007)          --           --           --           --
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.445)     $(0.436)     $(0.432)     $(0.430)    $ (0.413)
-----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 9.790      $10.490      $10.580      $10.070     $ 10.170
-----------------------------------------------------------------------------------------------

TOTAL RETURN(2)                      (2.46)%       3.29%        9.52%        3.30%        4.51%
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $ 6,452      $ 5,450      $11,538      $48,692     $112,027
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        1.81%        1.73%        1.73%        1.69%        1.64%
   Expenses after custodian
      fee reduction(3)                1.79%        1.72%        1.72%        1.67%        1.63%
   Net investment income              4.36%        4.23%        4.42%        4.37%        4.04%
Portfolio Turnover of the
   Portfolio                            27%          26%          41%          68%          68%
-----------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                         CLASS C
                                  ----------------------
                                   YEAR ENDED MARCH 31,
                                  ----------------------
                                   2000(1)       1999
--------------------------------------------------------
Net asset value -- Beginning
   of year                         $ 9.820      $ 9.920
--------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------
Net investment income              $ 0.401      $ 0.407
Net realized and unrealized
   loss                             (0.651)      (0.089)
--------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $(0.250)     $ 0.318
--------------------------------------------------------

Less distributions
--------------------------------------------------------
From net investment income         $(0.400)     $(0.411)
In excess of net investment
   income                           (0.010)      (0.007)
--------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.410)     $(0.418)
--------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 9.160      $ 9.820
--------------------------------------------------------

TOTAL RETURN(2)                      (2.57)%       3.24%
--------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $ 7,712      $11,193
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        1.90%        1.81%
   Expenses after custodian
      fee reduction(3)                1.88%        1.80%
   Net investment income              4.26%        4.10%
Portfolio Turnover of the
   Portfolio                            27%          26%
--------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance National Limited Maturity Municipals Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares: Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class B shares held longer than (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the National Limited Maturity Municipals Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.99% at March 31, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 2000, the Fund, for federal income tax purposes, had a capital loss carryover of $5,823,610 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryover will expire on March 31, 2002 ($637,442), March 31, 2003 ($2,468,748), March 31, 2004
   ($1,216,547), March 31, 2005 ($1,120,027), March 31, 2006 ($320,446), and
   March 31, 2007 ($60,400). Dividends paid by the Fund from net interest on tax-exempt municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated Investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

 D Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

 F Other -- Investment transactions are accounted for on a trade-date basis.

2 Distributions to Shareholders
-------------------------------------------
   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Dividends are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 2001 and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                                YEAR ENDED MARCH 31,
                                              ------------------------
    CLASS A                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        635,898      698,813
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 146,371      111,504
    Redemptions                               (1,617,034)  (1,312,375)
    Exchange to Class A shares                    58,758      573,363
    Issued to Eaton Vance Connecticut
     Limited Maturity Municipals and
     Michigan Limited Maturity Municipals
     Funds Shareholders                        1,484,659           --
    Issued to EV Traditional National
     Limited Maturity Municipals
     Fund Shareholders                                --    1,224,418
    ------------------------------------------------------------------
    NET INCREASE                                 708,652    1,295,723
    ------------------------------------------------------------------

                                                YEAR ENDED MARCH 31,
                                              ------------------------
    CLASS B                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        271,966      221,173
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  12,126       17,715
    Redemptions                                 (242,935)    (236,471)
    Exchange to Class A shares                   (58,758)    (573,363)
    Issued to Eaton Vance Connecticut
     Limited Maturity Municipals and
     Michigan Limited Maturity Municipals
     Funds Shareholders                          157,318           --
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                      139,717     (570,946)
    ------------------------------------------------------------------

                                                YEAR ENDED MARCH 31,
                                              ------------------------
    CLASS C                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        375,439      993,040
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  29,243       29,613
    Redemptions                                 (702,642)    (661,276)
    Issued to EV Classic National Limited
     Maturity Municipals Fund Shareholders            --      778,824
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                     (297,960)   1,140,201
    ------------------------------------------------------------------

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $3,489 from the Fund as its portion of the sales charge on sales of Class A shares for the year ended March 31, 2000.

   Except as to Trustees of the Fund and the Portfolio who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect a distribution plan for Class B shares (Class B Plan) and for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares
   (Class A Plan), (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% of the aggregate amount received by the Fund for Class B shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to or payable to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces The Fund's net assets. For the year ended March 31, 2000, the Fund paid or accrued $43,918 and $75,102 for Class B and Class C shares, respectively, to EVD, representing 0.75% of the average daily net assets for Class B and Class C shares. At March 31, 2000, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $1,040,000 and $4,924,000 for Class B and Class C shares, respectively.

   The Plans authorize each class to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for each fiscal year. The Trustees initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to EVD and investment dealers in amounts equal to 0.15% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999 the Trustees approved the service fee payments equal to 0.15% per annum of the Trust's average daily net assets attributable to Class A and Class B shares for any fiscal year on shares of the Trust sold on or after October 12, 1999. The Class C Plan permits the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the year ended March 31, 2000 amounted to $93,077, $8,880, and $25,034 for Class A, Class B, and Class C shares, respectively.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B and Class C shares acquired by reinvestment of dividends or capital gains distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see
   Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $481,000 and $7,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the year ended March 31, 2000.

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the year ended March 31, 2000, aggregated $29,354,170 and $28,345,239, respectively.

8 Transfer of Net Assets
-------------------------------------------
   On April 1, 1998, the existing Class I and Class II shares of EV Marathon National Limited Maturity Municipals Fund were designated Class B and
   Class A shares, respectively. In addition, the Fund acquired the net assets of the EV Traditional National Limited Maturity Municipals Fund and EV Classic National Limited Maturity Municipals Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, EV Marathon National Limited Maturity Municipals Fund, at the closing, issued 1,224,418 Class A shares and 778,824 Class C shares of the Fund having an aggregate value of $12,949,960 and $7,722,266, respectively. As a result, the Fund issued 0.965 shares of Class A and one share of Class C for each share of EV Traditional National Limited Maturity Municipals Fund and EV Classic National Limited Maturity Municipals Fund, respectively. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The EV Traditional National Limited Maturity Municipals Fund's and EV Classic National Limited Maturity Municipals Fund's net assets at the date of the transaction were $12,949,960 and $7,722,266, including $480,130 and $490,592 of unrealized appreciation, respectively. Directly after the merger, the combined net assets of the Eaton Vance National Limited Maturity Municipals Fund (formerly EV Marathon National Limited Maturity Municipals Fund) were $92,201,674 with a net asset value of $10.58, $10.58 and $9.92 for Class A, Class B and Class C, respectively.

   Prior to the opening of business on November 1, 1999, the Fund acquired the net assets of Eaton Vance Connecticut Limited Maturity Municipals and Eaton Vance Michigan Limited Maturity Municipals Funds pursuant to an Agreement and Plan of Reorganization dated November 1, 1999. In accordance with the agreement, the Fund issued 635,443 Class A and 105,507 Class B shares having a total aggregate value of $7,327,990 for Eaton Vance Connecticut Limited Maturity Municipals Fund net assets and 849,216 Class A and 51,811 Class B shares having a total aggregate value of $8,911,155 for Eaton Vance Michigan Limited Maturity Municipals Fund net assets. As a result, the Fund issued
   0.968 shares of Class A and Class B for each share of Class A and Class B of Eaton Vance Connecticut Limited Maturity Municipals Fund and 0.940 shares of Class A and Class B for each share of Class A and Class B of Eaton Vance Michigan Limited Maturity Municipals Fund. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The Eaton Vance Connecticut Limited Maturity Municipals and Eaton Vance Michigan Limited Maturity Municipals Funds' net assets at the date of the transaction were $7,327,990 and $8,911,155, including $90,062 and $101,045 of unrealized appreciation, respectively. Directly after the merger, the combined net assets of the Eaton Vance National Limited Maturity Municipals Fund were $97,445,012 with a net asset value of $9.89, $9.89 and $9.25 for Class A, Class B and Class C, respectively.

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 2000

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE INVESTMENT TRUST:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities of Eaton Vance National Limited Maturity Municipals Fund (one of the series constituting the Eaton Vance Investment Trust) as of March 31, 2000, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 2000 and 1999 and the financial highlights for each of the years in the five-year period ended March 31, 2000. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Eaton Vance National Limited Maturity Municipals Fund at March 31, 2000, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
April 28, 2000

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Assisted Living -- 1.0%
------------------------------------------------------------------------
     $  915        New Jersey EDA, (Chelsea at East
                   Brunswick), (AMT), 8.00%, 10/1/07         $   939,833
------------------------------------------------------------------------
                                                             $   939,833
------------------------------------------------------------------------
Cogeneration -- 8.0%
------------------------------------------------------------------------
     $  250        Eastern Connecticut Resources Recovery
                   Authority, (Wheelabrator Lisbon), (AMT),
                   5.00%, 1/1/03                             $   239,700
        955        New Jersey EDA, (Trigen-Trenton), (AMT),
                   6.10%, 12/1/05                                960,090
      1,250        New Jersey EDA, (Vineland Cogeneration),
                   (AMT), 7.875%, 6/1/19                       1,292,625
        500        Palm Beach County, FL, (Okeelanta
                   Power), (AMT), 6.85%, 2/15/21(1)              271,250
        500        Palm Beach County, FL, (Osceola Power),
                   (AMT), 6.95%, 1/1/22(1)                       266,250
      1,800        Pennsylvania EDA, (Resource Recovery-
                   Northampton), 6.75%, 1/1/07                 1,837,512
      2,000        Pennsylvania EDA, (Resource
                   Recovery-Colver), (AMT), 7.05%, 12/1/10     2,065,800
         56        Robbins, IL, Resource Recovery, (AMT),
                   0.00%, 10/15/09                                26,303
         28        Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/09                                26,768
        121        Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/24                               113,321
        180        Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(1)                            80,859
         70        Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(1)                            31,641
------------------------------------------------------------------------
                                                             $ 7,212,119
------------------------------------------------------------------------
Education -- 7.3%
------------------------------------------------------------------------
     $1,900        Arizona Educational Loan Marketing
                   Corp., (AMT), 6.25%, 6/1/06               $ 1,999,332
      1,000        Arizona Student Loan Acquisition
                   Authority, (AMT), 7.625%, 5/1/10            1,073,080
      1,000        Arkansas State Student Loan Authority,
                   (AMT), 6.25%, 6/1/10                        1,026,340
        200        Connecticut HEFA, (Quinnipiac College),
                   6.00%, 7/1/13                                 198,088
        140        Connecticut HEFA, (Sacred Heart
                   University), 6.00%, 7/1/08                    149,355
      1,000        New Hampshire HEFA, (Colby-Sawyer
                   College), 7.20%, 6/1/12                     1,038,120
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Education (continued)
------------------------------------------------------------------------
     $1,700        University of Illinois, 0.00%, 4/1/15     $   722,143
      1,000        University of Illinois, 0.00%, 4/1/16         398,110
------------------------------------------------------------------------
                                                             $ 6,604,568
------------------------------------------------------------------------
Electric Utilities -- 1.1%
------------------------------------------------------------------------
     $1,000        North Carolina Municipal Power Agency,
                   (Catawba Electric Revenue),
                   6.375%, 1/1/13                            $ 1,022,910
------------------------------------------------------------------------
                                                             $ 1,022,910
------------------------------------------------------------------------
Escrowed / Prerefunded -- 17.1%
------------------------------------------------------------------------
     $  460        Connecticut HEFA, (New Britain
                   Hospital), Prerefunded to 7/1/02,
                   7.50%, 7/1/06                             $   483,570
        300        Connecticut HEFA, (Quinnipiac College),
                   Prerefunded to 07/01/03, 6.00%, 7/1/13        315,321
        850        Florence, KY, Housing Facilities,
                   (Bluegrass Housing), Escrowed to
                   Maturity, 7.25%, 5/1/07                       905,148
      1,500        Grand Ledge, MI, Public School District,
                   (MBIA), Prerefunded to 5/1/04,
                   7.875%, 5/1/11                              1,690,245
      4,185        Illinois Development Finance Authority,
                   (Regency Park), Escrowed to Maturity,
                   0.00%, 7/15/25                                795,359
      3,500        Maricopa County, AZ, IDA, Multifamily,
                   Escrowed to Maturity, 6.45%, 1/1/17(2)      3,687,250
        895        Maricopa County, AZ, IDA, Multifamily,
                   Escrowed to Maturity, 7.876%, 1/1/11        1,010,706
        874        Massachusetts HEFA,
                   (Milford-Whitinsville Hospital),
                   Escrowed to Maturity, 7.125%, 7/15/02         899,842
      3,000        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, 5.00%, 1/1/20(2)      2,774,490
        500        Michigan Municipal Bond Authority,
                   Escrowed to Maturity, 7.00%, 10/1/02          526,830
        630        Richardson, TX, Hospital Authority
                   (Baylor/Richardson Medical Center),
                   Prerefunded to 12/01/03, 6.50%, 12/1/12       671,435
      1,255        Saint Tammany, LA, Public Trust Finance
                   Authority, (Christwood), Escrowed to
                   Maturity, 8.75%, 11/15/05                   1,397,844
        250        South Central Connecticut Regional Water
                   Authority, (AMBAC), Prerefunded to
                   8/1/01, 6.50%, 8/1/07                         261,342
------------------------------------------------------------------------
                                                             $15,419,382
------------------------------------------------------------------------
General Obligations -- 7.6%
------------------------------------------------------------------------
     $  190        Connecticut State, 0.00%, 11/15/10        $   108,441
        150        Connecticut State, 5.125%, 8/15/11            150,313
        100        Danbury, CT, 5.00%, 8/1/17                     93,761
        495        Detroit, MI, 6.40%, 4/1/05                    519,062

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

General Obligations (continued)
------------------------------------------------------------------------
     $2,000        Detroit, MI, 6.50%, 4/1/02                $ 2,056,620
        265        New Fairfield, CT, 4.90%, 8/1/13              258,648
        750        New York City, NY, 0.00%, 8/1/07              509,407
        750        Ohio State, 0.00%, 8/1/08                     486,975
        115        Puerto Rico, 0.00%, 7/1/08                     75,356
      1,000        Puerto Rico Aqueduct and Sewer
                   Authority, 5.00%, 7/1/15                      937,460
        750        Wisconsin State, (AMT), 5.10%, 5/1/15         703,177
        910        Youngstown, OH, County School District,
                   6.40%, 7/1/00                                 912,038
------------------------------------------------------------------------
                                                             $ 6,811,258
------------------------------------------------------------------------
Health Care-Miscellaneous -- 0.6%
------------------------------------------------------------------------
     $  590        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 6.00%, 12/1/36             $   542,249
------------------------------------------------------------------------
                                                             $   542,249
------------------------------------------------------------------------
Hospital -- 7.3%
------------------------------------------------------------------------
     $1,700        Colorado Health Facilities Authority,
                   (Steamboat Springs Health),
                   5.00%, 9/15/03                            $ 1,668,312
        350        Colorado Health Facilities Authority,
                   (Steamboat Springs Health),
                   5.70%, 9/15/23                                287,882
        125        Connecticut HEFA, (Griffin Hospital),
                   6.00%, 7/1/13                                 115,622
        500        Cuyahoga County, OH, Hospital Authority,
                   (Cleveland Health Clinic),
                   5.25%, 1/1/12                                 488,610
        750        Forsyth County, GA, Hospital Authority,
                   (Georgia Baptist Health Care System),
                   6.00%, 10/1/08                                696,210
        100        Mecosta County, MI, (Michigan General
                   Hospital), 5.75%, 5/15/09                      93,501
        100        Michigan Hospital Finance Authority,
                   (Community Hospital), 6.00%, 10/1/05          100,898
        100        Michigan Hospital Finance Authority,
                   (Community Hospital), 6.10%, 10/1/06          101,094
        225        Michigan Hospital Finance Authority,
                   (Community Hospital), 6.20%, 10/1/07          227,929
      1,000        Michigan Hospital Finance Authority,
                   (Gratiot Community Hospital),
                   6.10%, 10/1/07                                985,210
        500        New Hampshire HEFA, (Littleton Hospital
                   Association), 5.45%, 5/1/08                   448,460
      1,010        Richardson, TX, Hospital Authority
                   (Baylor/Richardson Medical Center),
                   6.50%, 12/1/12                                975,711
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Hospital (continued)
------------------------------------------------------------------------
     $  465        San Gorgonio, CA, Memorial Health Care
                   District, 5.60%, 5/1/11                   $   412,818
------------------------------------------------------------------------
                                                             $ 6,602,257
------------------------------------------------------------------------
Housing -- 3.9%
------------------------------------------------------------------------
     $1,005        Illinois Development Finance Authority,
                   Elderly Housing, (Mattoon Tower),
                   (Section 8), 6.35%, 7/1/10                $ 1,012,889
        660        Illinois Development Finance Authority,
                   Elderly Housing, (Rome Meadows),
                   6.40%, 2/1/03                                 662,633
      1,145        Illinois Development Finance Authority,
                   Elderly Housing, (Rome Meadows),
                   6.65%, 2/1/06                               1,148,698
        715        Sandaval County, NM, Multifamily,
                   6.00%, 5/1/32                                 688,409
------------------------------------------------------------------------
                                                             $ 3,512,629
------------------------------------------------------------------------
Industrial Development Revenue -- 12.0%
------------------------------------------------------------------------
     $  635        Austin, TX (Cargoport Development LLC)
                   (AMT), 7.50%, 10/1/07                     $   637,413
        450        Austin, TX, (Cargoport Development LLC),
                   (AMT), 8.30%, 10/1/21                         465,260
      1,000        Clark County, NV, (Nevada Power Co.),
                   (AMT), 5.90%, 10/1/30                         876,800
      1,000        Columbus, NC, (International Paper Co.),
                   5.80%, 12/1/16                                937,010
        625        Connecticut Development Authority,
                   (Frito Lay), 6.375%, 7/1/04                   632,256
        900        Eagle County, CO, Airport Terminal
                   Corp., (American Airlines), (AMT),
                   6.75%, 5/1/06                                 903,753
        900        Iowa Finance Authority, (Southbridge
                   Mall), 6.375%, 12/1/13                        880,263
        500        Jones County, MS, (International Paper
                   Co.), 5.80%, 10/1/21                          458,685
        495        Kimball, NE, EDA, (Clean Harbors),
                   10.75%, 9/1/26                                511,201
        315        Los Angeles, CA, Regional Airport
                   Improvement Corporate Lease, (TransWorld
                   Airlines), 6.125%, 5/15/00                    314,836
      1,100        Michigan State Strategic Fund, (Crown
                   Paper), 6.25%, 8/1/12                         825,165
        500        Missouri Development Finance Authority,
                   Solid Waste Disposal, (Proctor and
                   Gamble Paper Products), (AMT),
                   5.20%, 3/15/29                                447,175
      1,000        New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27                               1,001,250
        750        Ohio Solid Waste Revenue, (Republic
                   Engineered Steels), (AMT),
                   9.00%, 6/1/21                                 247,778
        500        Peru, IL, (Freightways Corp.),
                   5.25%, 11/1/03                                480,815
      1,050        Santa Fe, NM, (Crow Hobbs),
                   8.25%, 9/1/05                               1,042,640

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
     $  100        Sprague, CT, Environmental Improvement,
                   (International Paper Co.), (AMT),
                   5.70%, 10/1/21                            $    91,126
------------------------------------------------------------------------
                                                             $10,753,426
------------------------------------------------------------------------
Insured-Education -- 1.1%
------------------------------------------------------------------------
     $  200        Connecticut HEFA, (Choate Rosemary
                   Hall), (MBIA), 5.00%, 7/1/14              $   191,622
        620        Golden West Schools Financing Authority,
                   CA, (MBIA), 5.80%, 2/1/16                     656,654
        500        Southern Illinois University, Housing
                   and Auxiliary Facilities, (MBIA),
                   0.00%, 4/1/17                                 187,920
------------------------------------------------------------------------
                                                             $ 1,036,196
------------------------------------------------------------------------
Insured-Electric Utilities -- 3.0%
------------------------------------------------------------------------
     $  500        Monroe County, MI, (The Detroit Edison
                   Co.), (AMBAC), (AMT), 6.35%, 12/1/04      $   523,615
      1,500        North Carolina Municipal Power Agency,
                   (Catawba Electric Revenue), (MBIA),
                   6.00%, 1/1/11                               1,588,215
        400        Piedmont Municipal Power Agency, SC,
                   (Electric Revenue), (MBIA),
                   5.00%, 1/1/15                                 371,716
        250        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/24                          217,055
------------------------------------------------------------------------
                                                             $ 2,700,601
------------------------------------------------------------------------
Insured-General Obligations -- 3.6%
------------------------------------------------------------------------
     $  250        Bradford, CT, (FGIC), 5.40%, 2/15/14      $   250,445
        400        Bridgeport, CT, (AMBAC), 6.00%, 9/1/06        422,268
        250        Fowlerville, MI, Community Schools
                   District, (FSA), 4.50%, 5/1/15                219,788
        500        Hartland, MI, School District, (FGIC),
                   5.125%, 5/1/17                                471,295
        500        Old Saybrook, CT, (AMBAC),
                   4.10%, 8/15/01                                497,465
        100        Parchment, MI, School District, (MBIA),
                   5.00%, 5/1/25                                  90,282
      1,225        Paw Paw, MI, Public School District,
                   (FGIC), 5.00%, 5/1/21(2)                    1,111,430
        250        Portage, MI, Public Schools, (FSA),
                   4.50%, 5/1/14                                 222,210
------------------------------------------------------------------------
                                                             $ 3,285,183
------------------------------------------------------------------------
Insured-Hospital -- 2.2%
------------------------------------------------------------------------
     $  300        Connecticut HEFA, (Middlesex Health
                   Services), (MBIA), 5.125%, 7/1/17         $   279,162
        250        Connecticut HEFA, (Stamford Hospital),
                   (MBIA), 6.50%, 7/1/06                         260,953
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Hospital (continued)
------------------------------------------------------------------------
     $2,000        El Paso County, TX, Hospital District,
                   (MBIA), 0.00%, 8/15/06                    $ 1,433,060
------------------------------------------------------------------------
                                                             $ 1,973,175
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.8%
------------------------------------------------------------------------
     $  500        George L. Smith, (Georgia World Congress
                   Center-Domed Stadium), (MBIA), (AMT),
                   6.00%, 7/1/06(3)                          $   523,370
        150        Woodstock, CT, Special Obligation Bonds,
                   (AMBAC), 7.00%, 3/1/07                        154,823
------------------------------------------------------------------------
                                                             $   678,193
------------------------------------------------------------------------
Insured-Transportation -- 4.3%
------------------------------------------------------------------------
     $  500        Cleveland, OH Airport, (FSA), (AMT),
                   5.50%, 1/1/07                             $   508,830
        600        Connecticut Airport, (Bradley
                   International Airport), (FGIC),
                   7.40%, 10/1/04                                652,110
      2,500        E-470 Public Highway Authority, CO,
                   (MBIA), 0.00%, 9/1/17                         915,800
      1,000        Metropolitan Transportation Authority,
                   NY, Commuter Facility Revenue, (AMBAC),
                   5.00%, 7/1/20                                 902,560
        500        Metropolitan Transportation Authority,
                   NY, Transportation Facility Revenue,
                   (MBIA), 5.00%, 7/1/17                         464,695
        500        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 0.00%, 7/1/16             207,370
        200        Wayne Charter County, MI, Airport,
                   (Detroit Metropolitan Wayne County),
                   (MBIA), (AMT), 5.25%, 12/1/13                 194,010
------------------------------------------------------------------------
                                                             $ 3,845,375
------------------------------------------------------------------------
Miscellaneous -- 1.7%
------------------------------------------------------------------------
     $  890        Barona, CA, (Band of Mission Indians),
                   8.25%, 1/1/20                             $   873,847
        150        Pittsfield Township, MI, EDC, (Arbor
                   Hospice), 7.875%, 8/15/27                     144,534
        500        San Juan, NM, Pueblo Development
                   Authority, 7.097%, 10/15/06                   477,725
------------------------------------------------------------------------
                                                             $ 1,496,106
------------------------------------------------------------------------
Nursing Home -- 5.3%
------------------------------------------------------------------------
     $1,105        Arizona HFA, Assisted Living Facilites,
                   (mesa/care Institute, Inc.),
                   7.625%, 1/1/06                            $ 1,071,706
        500        Citrus County, FL, IDA, (Beverly
                   Enterprises), 5.00%, 4/1/03                   483,685
        945        Clovis, NM, IDR, (Retirement Ranches,
                   Inc.), 7.75%, 4/1/19                          956,491
        510        Fairfield, OH, EDA, (Beverly
                   Enterprises), 8.50%, 1/1/03                   523,775

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Nursing Home (continued)
------------------------------------------------------------------------
     $1,285        Massachusetts IFA, (Age Institute of
                   Massachusetts), 7.60%, 11/1/05            $ 1,292,389
        395        Michigan Hospital Finance Authority,
                   (Presbyterian Villages), 6.20%, 1/1/06        397,453
------------------------------------------------------------------------
                                                             $ 4,725,499
------------------------------------------------------------------------
Senior Living / Life Care -- 5.2%
------------------------------------------------------------------------
     $  785        Albuquerque, NM, Retirement Facilities,
                   (La Vida Liena Retirement Center),
                   6.60%, 12/15/28                           $   683,939
      2,000        Illinois HFA, (Lutheran Social
                   Services), 6.125%, 8/15/10                  1,885,600
        300        Kalamazoo, MI, (Friendship Village),
                   6.125%, 5/15/17                               269,742
        500        Kansas City, MO, IDR, (Kingswood Manor),
                   5.80%, 11/15/17                               421,235
        250        Massachusetts IFA, (Forge Hill), (AMT),
                   6.75%, 4/1/30                                 210,483
        500        North Miami, FL, Health Facilities
                   Authority, (Imperial Club),
                   6.75%, 1/1/33                                 432,890
        305        Okaloosa County, FL, Retirement Rental
                   Housing, (Encore Retirement Partners),
                   5.25%, 2/1/04                                 282,659
        500        Wisconsin HEFA, (Wisconsin Illinois
                   Senior Housing), 7.00%, 8/1/29                468,760
------------------------------------------------------------------------
                                                             $ 4,655,308
------------------------------------------------------------------------
Special Tax Revenue -- 4.1%
------------------------------------------------------------------------
     $  500        Battle Creek, MI, Downtown Development
                   Authority, 6.65%, 5/1/02                  $   515,195
      2,000        Detroit, MI, Downtown Development
                   Authority Tax Increment, 0.00%, 7/1/21        540,840
        250        Frederick County, MD, Urbana Community
                   Development Authority, 6.625%, 7/1/25         236,250
        500        Heritage Palms Community Development
                   District, FL, Capital Improvements,
                   6.25%, 11/1/04                                497,905
      1,000        Laredo, TX, 4.50%, 2/15/17                    857,850
        525        Longleaf, FL, Community Development
                   District, 6.20%, 5/1/09                       495,999
        500        Michigan Building Authority,
                   6.10%, 10/1/01                                511,080
------------------------------------------------------------------------
                                                             $ 3,655,119
------------------------------------------------------------------------
Transportation -- 1.4%
------------------------------------------------------------------------
     $  240        Memphis-Shelby County, TN, Airport
                   Authority, 6.12%, 12/1/16                 $   222,166
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Transportation (continued)
------------------------------------------------------------------------
     $1,000        Northwest Arkansas Regional Airport
                   Authority, (AMT), 7.625%, 2/1/27          $ 1,018,960
------------------------------------------------------------------------
                                                             $ 1,241,126
------------------------------------------------------------------------
Water and Sewer -- 0.2%
------------------------------------------------------------------------
     $  150        Connecticut Clean Water Fund,
                   4.875%, 5/1/09                            $   149,016
------------------------------------------------------------------------
                                                             $   149,016
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.8%
   (identified cost $90,103,698)                             $88,861,528
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.2%                       $ 1,075,025
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $89,936,553
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 At March 31, 2000, the concentration of the Portfolio's investments in the various states, determined as a percentage of net assets, is as follows:

Michigan                                                   13.7%
Others, representing less than 10% individually            85.1%

 The Portfolio invests primarily in debt securities issued by municipali-ties. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2000, 17.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.3% to 10.0% of total investments.

 (1)  Non-income producing security.

 (2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

 (3)  When-issued security.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2000
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $90,103,698)         $88,861,528
Cash                                          766,661
Receivable for investments sold                65,000
Interest receivable                         1,629,862
Prepaid expenses                               18,061
-----------------------------------------------------
TOTAL ASSETS                              $91,341,112
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $   857,910
Payable for daily variation margin on
   open financial futures contracts            11,000
Payable for when-issued securities            522,390
Accrued expenses                               13,259
-----------------------------------------------------
TOTAL LIABILITIES                         $ 1,404,559
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $89,936,553
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $91,211,855
Net unrealized depreciation (computed on
   the basis of identified cost)           (1,275,302)
-----------------------------------------------------
TOTAL                                     $89,936,553
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
MARCH 31, 2000
Investment Income
-----------------------------------------------------
Interest                                  $ 5,444,661
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 5,444,661
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   429,856
Trustees fees and expenses                      9,451
Custodian fee                                  59,908
Legal and accounting services                  30,776
Amortization of prepaid expenses               26,739
Miscellaneous                                  22,024
-----------------------------------------------------
TOTAL EXPENSES                            $   578,754
-----------------------------------------------------
Deduct --
   Reduction of custodian fee             $    14,375
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    14,375
-----------------------------------------------------

NET EXPENSES                              $   564,379
-----------------------------------------------------

NET INVESTMENT INCOME                     $ 4,880,282
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  (125,180)
   Financial futures contracts                114,174
-----------------------------------------------------
NET REALIZED LOSS                         $   (11,006)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(5,874,916)
   Financial futures contracts                (33,132)
-----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(5,908,048)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(5,919,054)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(1,038,772)
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED      YEAR ENDED
IN NET ASSETS                             MARCH 31, 2000  MARCH 31, 1999
------------------------------------------------------------------------
From operations --
   Net investment income                  $    4,880,282  $    4,830,146
   Net realized gain (loss)                      (11,006)        372,695
   Net change in unrealized
      appreciation (depreciation)             (5,908,048)     (1,182,416)
------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $   (1,038,772) $    4,020,425
------------------------------------------------------------------------
Capital transactions --
   Net assets contributed by Connecticut
      and Michigan Limited Maturity
      Municipals Funds                    $   16,239,145  $           --
   Contributions                              13,115,025      26,384,868
   Withdrawals                               (28,345,239)    (33,566,159)
------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $    1,008,931  $   (7,181,291)
------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $      (29,841) $   (3,160,866)
------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------
At beginning of year                      $   89,966,394  $   93,127,260
------------------------------------------------------------------------
AT END OF YEAR                            $   89,936,553  $   89,966,394
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      YEAR ENDED MARCH 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.65%        0.61%        0.60%        0.60%        0.57%
   Expenses after custodian
      fee reduction                   0.63%        0.60%        0.59%        0.58%        0.56%
   Net investment income              5.49%        5.32%        5.53%        5.45%        5.08%
Portfolio Turnover                      27%          26%          41%          68%          68%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $89,937      $89,966      $93,127     $102,504     $134,776
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   National Limited Maturity Municipals Portfolio (the Portfolio) seeks to provide (1) a high level of income exempt from regular federal income tax and
   (2) limited principal fluctuation. The Portfolio is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for Federal income tax purposes.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its respective investors, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended March 31, 2000, the fee was equivalent to 0.48% of the Portfolio's average net assets for such period and amounted to $429,856. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2000, no significant amounts have been deferred.

3 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings may be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The National Limited Maturity Municipals Portfolio did not have any significant borrowings or allocated fees during the year ended March 31, 2000.

4 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $29,054,227 and $23,894,787 respectively, for the year ended March 31, 2000.

5 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2000, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $90,103,698
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,759,928
    Gross unrealized depreciation              (3,002,098)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(1,242,170)
    -----------------------------------------------------

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments as of March 31, 2000, is as follows:

                                     FUTURES CONTRACTS
    -----------------------------------------------------------------------------------
    EXPIRATION                                                           NET UNREALIZED
    DATE(S)        CONTRACTS                                 POSITION     DEPRECIATION
    -----------------------------------------------------------------------------------
    6/00           22 US Treasury Bond                       Short          $(33,132)

7 Transfer of Net Assets
-------------------------------------------
   Prior to the opening of business on November 1, 1999, Eaton Vance Connecticut Limited Maturity Municipals and Eaton Vance Michigan Limited Maturity Municipals Funds, pursuant to an Agreement and Plan of Reorganization dated November 1, 1999, contributed securities with a market value of $7,443,241 and $8,864,366, including $88,630 and $97,151 of unrealized appreciation respectively. The transaction was structured for tax purposes to qualify as a "tax free" reorganization under the Internal Revenue Code.

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of National Limited Maturity Municipals Portfolio as of March 31, 2000, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 2000 and 1999 and the supplementary data for each of the years in the five-year period ended March 31, 2000. These financial statements and supplementary data are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of March 31, 2000 by correspondence with the custodian and brokers; where replies were not received, alternative procedures were performed. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of National Limited Maturity Municipals Portfolio at March 31, 2000, the results of its operations, the changes in its net assets and its supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
April 28, 2000

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 2000

INVESTMENT MANAGEMENT

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Planners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio Manager

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Planners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

                       THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT ADVISER OF
NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF
EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617)482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC, INC.
Attention:  Eaton Vance Funds
P.O. Box 9653
Providence, RI 02904-9653


INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022




EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND
THE EATON VANCE BUILDING
255 State Street
Boston, MA 02109

--------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

439-5/00                                                             LNASRC-5/00